SUBSEQUENT EVENTS (Details Narrative) - USD ($)													1 Months Ended	2 Months Ended	12 Months Ended
	Jul. 26, 2016	Jul. 07, 2016	May 18, 2016	Jan. 26, 2016	Dec. 14, 2015	Oct. 21, 2015	Aug. 18, 2015	Jun. 12, 2015	Apr. 15, 2015	Dec. 08, 2014	Sep. 21, 2014	Nov. 20, 2012	Feb. 15, 2016	Jul. 31, 2016	Sep. 30, 2015	Aug. 01, 2016	Dec. 08, 2015
Number of common stock issued upon new issue				1,000,000						209,041	280,592	331,859
Warrant exercise price															$ 0.1400	$ .058
Warrant exercise term			1 year 6 months
Palas Promissory Note [Member]
Loan amount							$ 211,041										$ 129,146
Helios Loan Agreement [Member]
Amount available under loan agreement							$ 5,612,796
Interest rate							14.50%
Percentage of financing under loan agreement							90.00%
Percentage of total required investment under loan agreement							80.00%
Percentage of repayment of loan and broker fees							10.00%
Number of days after loan closing							90 days
Helios Loan Agreement [Member] | Minimum [Member]
Percentage of total required investment under loan agreement							70.00%
Helios Loan Agreement [Member] | Maximum [Member]
Percentage of total required investment under loan agreement							80.00%
Euro [Member] | Palas Promissory Note [Member]
Loan amount							$ 188,000										$ 118,000
Euro [Member] | Helios Loan Agreement [Member]
Amount available under loan agreement							$ 5,000,000
Dr. Borenstein Ltd (Subscription Agreement) [Member]
Number of common stock issued upon new issue								8,484,848	1,630,000						1,000,000
Subsequent Event - Offering [Member]
Gross proceeds from subscription agreement													$ 1,925,000
Number of shares subscribed per offering													35,000,000
Share price													$ 0.055
Number of shares called by warrant													17,500,000
Warrant exercise price													$ 0.10
Warrant exercise term													5 years
Securities sold in offering (percent)													50.00%
Subsequent Event - Offering [Member] | Maxim Group LLC [Member]
Commision rate (percent)													7.00%
Securities sold in offering (percent)													8.00%
Exercise price of warrants (percent)													110.00%
Subsequent Event - Offering [Member] | June Offering [Member]
Offering amount														$ 3,000,000
Number of shares subscribed per offering	18,266,668
Share price	$ 0.075
Number of shares called by warrant	18,266,668
Warrant exercise price	$ 0.11													$ .011
Warrant exercise term														5 years
Number of days to register common stock														20 days
Aggregate gross proceeds from closings of offerings	$ 1,370,000
Subsequent Event - Offering [Member] | June Offering [Member] | Maxim Group LLC [Member]
Warrant exercise price	$ 0.0121	$ 0.0825
Commision rate (percent)	4.40%
Issuance of warrants for services (shares)	928,000	928,000
Subsequent Event - Offering [Member] | Minimum [Member] | June Offering [Member]
Minimum subsequent offerings														$ 1,000,000
Subsequent Event - Offering [Member] | Dr. Borenstein Ltd (Subscription Agreement) [Member]
Number of common stock issued upon new issue						1,630,000
Subsequent Event - June Subscription Agreement [Member] | Dr. Borenstein Ltd (Subscription Agreement) [Member]
Number of common stock issued upon new issue						8,484,848
Subsequent Event [Member] | EBITDA Agreement [Member]
Annual EBITDA guarantee					$ 4,220,823
Monthly EBITDA guarantee					211,041
Subsequent Event [Member] | Euro [Member] | EBITDA Agreement [Member]
Annual EBITDA guarantee					3,760,000
Monthly EBITDA guarantee					188,000
Subsequent Event [Member] | Kinexia S.p.A. [Member]
Aggregate purchase price					5,837,308
Loan amount - financing purchase price					$ 3,255,422
Percentage acquired					100.00%
Percentage of purchase price paid at closing					50.00%
Subsequent Event [Member] | Kinexia S.p.A. [Member] | Euro [Member]
Aggregate purchase price					$ 5,200,000
Loan amount - financing purchase price					$ 2,900,000